Taxes and Other Receivables (Details) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Taxes and Other Receivables [Abstract]
Government grants receivable		$ 9,820	$ 562
Other receivables		16,011	9,010
Total Taxes and other receivables	$ 35,732	$ 25,831	$ 9,572